Consolidated Balance Sheets - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements and fixtures	77,703,358	75,794,089
Construction in progress	1,767,444	2,653,212
Property, Plant and Equipment, Gross	79,470,802	78,447,301
Accumulated depreciation	(38,123,199)	(36,457,448)
Buildings – net	41,347,603	41,989,853
Property and equipment-net	47,415,408	48,057,658
Cash and cash equivalents	1,215,921	1,020,585
Restricted cash	1,001,814	1,049,312
Receivables, net	3,044,190	2,771,121
Marketable securities	2,300,441	2,761,069
Prepaids and other assets	2,773,004	2,628,570
Deferred charges, net	3,250,700	3,614,640
Operating lease right-of-use assets	30,913,904	32,108,363
TOTAL ASSETS	91,915,382	94,011,318
Liabilities:
Mortgages payable	5,144,205	6,358,289
Accounts payable and accrued expenses	1,718,435	2,321,764
Security deposits payable	1,005,925	1,051,428
Operating lease liabilities	26,512,112	26,600,168
Deferred income taxes	4,230,000	4,292,000
Total liabilities	38,610,677	40,623,649
Shareholders’ Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	49,068,015	49,150,979
Stockholders' Equity before Treasury Stock	54,592,557	54,675,521
Common stock held in treasury, at cost - 162,517 shares at July 31, 2023 and July 31, 2022	(1,287,852)	(1,287,852)
Total Shareholders’ Equity	53,304,705	53,387,669
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 91,915,382	$ 94,011,318